Changes in Convertible Preferred Shares and Shareholders' Equity - USD ($) $ in Thousands		Preferred Stock [Member] Convertible Preferred Stock A [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021		$ 9,965	$ 25	[1]	$ 35,987	$ (44,339)	$ (8,327)
Balance, shares at Dec. 31, 2021		51,282	1,144,666	[1]
Issuance of convertible preferred shares		$ 2,000		[1]
Issuance of convertible preferred shares, shares		10,256
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering		$ (11,965)	$ 8	[1]	11,957		11,965
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering, shares		(61,538)	338,459	[1]
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance costs	[2]		$ 12	[1]	13,575		13,587
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance costs, shares	[1],[2]		473,405
Conversion of convertible debt into ordinary shares upon completion of initial public offering			$ 1	[1]	999		1,000
Conversion of convertible debt into ordinary shares upon completion of initial public offering, shares	[1]		30,266
Issuance of ordinary shares as a result of exercise of options				[1],[3]	10		10
Issuance of ordinary shares as a result of exercise of options, shares	[1]		209
Share-based payment				[1]	505		505
Net loss				[1]		(10,475)	(10,475)
Balance at Dec. 31, 2022			$ 46	[1]	63,033	(54,814)	8,265
Balance, shares at Dec. 31, 2022			1,987,005	[1]
Share-based payment				[1]	273		273
Net loss				[1]		(11,148)	(11,148)
Exercise of warrants to ordinary shares, net of issuance costs			$ 1	[1]	(1)
Exercise of warrants to ordinary shares, net of issuance costs, shares	[1]		24,431
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[4]		$ 21	[1]	5,376		5,397
Issuance of units of ordinary shares and pre-funded warrants, net of issuance cost, shares	[1],[4]		986,842
Balance at Dec. 31, 2023			$ 68	[1],[5]	68,681	(65,962)	2,787
Balance, shares at Dec. 31, 2023			2,998,278	[1]
Share-based payment				[5]	73		73
Net loss				[5]		(30,708)	(30,708)
Exercise of warrants to ordinary shares, net of issuance costs	[6]			[5]	25,561		25,561
Exercise of warrants to ordinary shares, net of issuance costs, shares	[6]		16,758,487
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[7]			[5]	1,404		1,404
Issuance of units of ordinary shares and pre-funded warrants, net of issuance cost, shares	[5],[7]		3,554,200
Cancelation of the par value of ordinary shares (See Note 9A(2))			$ (68)	[5]	68
Classification of warrant liabilities to equity warrants (See Note 9B(6))				[5]	6,143		6,143
Issuance of SEPA Commitment Shares (See Note 9B(8))				[5]	152		152
Issuance of SEPA Commitment Shares (See Note 9B(8)), shares			288,684
Issuance of ordinary shares in relation to the SEPA (See Note 9B(8))					12,117		12,117
Issuance of ordinary shares in relation to the SEPA (See Note 9B(8)), shares			14,116,595
Restricted Share Units vesting				[5]	173		173
Restricted Share Units vesting, shares			227,647
Balance at Dec. 31, 2024				[5]	$ 114,372	$ (96,670)	$ 17,702
Balance, shares at Dec. 31, 2024			37,943,891

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022, and a reverse share split of the Company’s ordinary shares effected on November 15, 2023 (see Note 1B).
[2]	Issuance costs in the amount of approximately $2,060. (See Note 9B(3) below).
[3]	Represents an amount less than $1.
[4]	Issuance costs in the amount of approximately $603 (See Note 9B(5) below).
[5]	Including 1,902,742 Pre-funded Warrants which were exercised to 1,902,742 ordinary shares during February and March 2024 (see Note 9B(7)).
[6]	Issuance costs in the amount of approximately $252.
[7]	Issuance costs in the amount of approximately $39.